                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:_____________

        This Amendment (Check only one.): [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Invus Public Equities
         Advisors, L.L.C.
Address: 750 Lexington Avenue
         30th Floor
         New York, New York 10022

Form 13F File Number: 28-11522

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Khalil Barrage
Title: Vice President, Secretary and
       Treasurer
Phone: (212) 317-7520

Signature, Place, and Date of Signing:

      /s/ Khalil Barrage      New York, New York       August 13, 2007
    ----------------------  ----------------------  ----------------------
         [Signature]            [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          0
Form 13F Information Table Entry Total:                    63
Form 13F Information Table Value Total:                 $882,115
                                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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FORM 13F INFORMATION TABLE
PERIOD ENDING JUNE 30, 2007

COLUMN 1                 COLUMN 2         COLUMN 3   COLUMN 4       COLUMN 5
--------                ----------      ----------- ---------- ------------------
                                                                 SHRS
                                                      VALUE       OR     SH/ PUT/
                                                    (x $1,000)  PRN AMT  PRN CALL
                                                    ---------- --------- --- ----
ACORDA THERAPEUTICS INC       COM       00484M 10 6    5,445     325,000  SH
AETNA INC                    CALL       00817Y 90 8    4,940     100,000     CALL
ALCATEL-LUCENT             SPONSORED
                              ADR       013904 30 5    4,900     350,000  SH
ALEXICON
  PHARMACEUTICALS INC        CALL       015351 90 9    3,380      75,000     CALL
ALEXICON
  PHARMACEUTICALS INC        CALL       015351 90 9   11,265     250,000     CALL
ALEXION
  PHARMACEUTICALS INC         COM       015351 10 9   79,531    176,5000  SH
ALNYLAM
  PHARMACEUTICALS INC         COM       02043Q 10 7      987      65,000  SH
AMYLIN PHARMACEUTICALS
  INC                        CALL       032346 90 8    8,232     200,000     CALL
ANADIGICS INC                 COM       032515 10 8    2,069     150,000  SH
ANTIGENICS INC DEL      NOTE 5.250% 2/0 037032 AC 3  171,750   2,290,000 PRN
ANTIGENICS INC DEL            COM       037032 10 9      572     200,000  SH
BEARINGPOINT INC              COM       074002 10 6   28,326   3,875,000  SH
BORDERS GROUP INC             COM       099709 10 7      953      50,000  SH
Calpine                       COM       131347 10 6      923     250,000  SH
CEPHALON INC                 CALL       156708 90 9    8,039     100,000     CALL
CEPHALON INC                  COM       156708 10 9   40,195     500,000  SH
CITIGROUP INC                CALL       172967 90 1    5,129     100,000     CALL
CORNING INC                   COM       219350 10 5    1,660      65,000  SH
CROWN CASTLE INTL CORP        COM       228227 10 4   18,135     500,000  SH
CVS CAREMARK CORP            CALL       126650 90 0    3,645     100,000     CALL
DELL INC                     CALL       24702R 90 1    7,138     250,000     CALL
DYNEGY INC DEL                COM       26817G 10 2    1,888     200,000  SH
ELAN PLC                     CALL       284131 90 8    5,483     250,000     CALL
ELAN PLC                     CALL       284131 90 8    6,579     300,000     CALL
ELAN PLC                     CALL       284131 90 8    5,483     250,000     CALL
ELAN PLC                     CALL       284131 90 8   43,860   2,000,000     CALL
ELAN PLC                      ADR       284131 20 8  189,695   8,650,000  SH
GEO GROUP INC                 COM       36159R 10 3    1,455      50,000  SH
HANSEN MEDICAL INC            COM       411307 10 1      189      10,000  SH
HERBALIFE LTD               COM USD
                              SHS       G4412G 10 1    3,965     100,000  SH
HLTH CORP                     COM       404227 10 1    1,401     100,000  SH
HURRAY HLDGS CO LTD        SPONSORED
                              ADR       447773 10 2      675     150,000  SH
IWM                           PUT       464287 8U X   16,580     200,000      PUT
JARDEN CORP                   COM       471109 10 8   46,236    1,075000  SH
JP MORGAN CHASE & CO         CALL       46625H 90 0    4,845     100,000     CALL
LEXICON
  PHARMACEUTICALS INC         COM       528872 10 4   12,490   3,891,108  SH
LSI CORP                      COM       502161 10 2    3,117     415,000  SH
MCAFEE INC                    COM       579064 10 6    2,464      70,000  SH
MEDICINOVA INC                COM       58468P 20 6      489      58,400  SH
MEMORY PHARMACEUTICALS
  CORP                        COM       58606R 40 3    2,370   1,000,000  SH
NITROMED INC                  COM       654798 50 3   10,976   4,989,024  SH
NYMEX HOLDINGS INC            COM       62948N 10 4    2,513      20,000  SH
OFFICE DEPOT INC              COM       676220 10 6    3,030     100,000  SH
ONYX PHARMACEUTICALS
  INC                         COM       683399 10 9    1,345      50,000  SH
PALATIN TECHNOLOGIES
  INC                       COM NEW     696077 30 4    7,425   3,750,000  SH
PRIMUS TELECOM                COM       741929 10 3    2,850   2,850,000  SH
QUALCOMM INC                  COM       747525 10 3    8,461     195,000  SH
RACKABLE SYS INC              COM       750077 10 9      618      50,000  SH
REGENERATION TECH INC
  - DEL                      CALL       75886F 90 7    4,480     250,000     CALL
REGENERON
  PHARMACEUTICALS             COM       75886F 10 7    5,824     325,000  SH
RITE AID CORP                 COM       767754 10 4   23,925   3,750,000  SH
SANDISK CORP            NOTE1.000% 5/1  80004CAC5      2,651      55,305 PRN
SANDISK CORP                  PUT       80004C 95 1    4,894     100,000      PUT
SEALY CORP                    COM       812139 30 1    1,652     100,000  SH
TAKE-TWO INTERACTIVE
  SOFTWAR                     COM       874054 10 9    6,990     350,000  SH
UAL CORP                    COM NEW     902549 80 7    6,089     150,000  SH
ULURU                         COM       90403T 10 0    2,350     500,000  SH
VANDA PHARMACEUTICALS
  INC                         COM       921659 10 8   18,031     890,000  SH
VENDINGDATA CORPORATION     COM NEW     92261Q 20 2      750     200,000  SH
VENTANA MED SYS INC           COM       92276H 10 6    3,864      50,000  SH
VIRGIN MEDIA INC             CALL       92769L 90 1    2,437     100,000     CALL
VIRGIN MEDIA INC              COM       92769L 10 1    3,656     150,000  SH
XINHUA FIN MEDIA LTD       SPONSORED
                              ADR       983982 10 9      828     100,000  SH